Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Numerator for basic loss per share:
Net loss from continuing operations (in Dollars)			$ (44,254)	$ (54,444)
Net loss from discontinued operations (in Dollars)			(1,100)	(2,007)
Net loss (in Dollars)	$ 5,250	$ 4,812	(45,354)	(56,451)
Impact of September 2024 Notes derivative liability and interest expense, net of tax (in Dollars)				(35,886)
Net loss (in Dollars)	$ 319	$ 1,694	$ (45,354)	$ (92,337)
Weighted average shares:
Denominator for basic loss per share (in Shares)	124,279,055	80,209,585	87,108,928	66,655,837
September 2024 Notes derivative liability (in Shares)				9,137,711
Denominator for diluted loss per share (in Shares)	163,787,402	112,302,063	87,108,928	75,793,548
Continuing operations			$ (0.51)	$ (0.82)
Discontinued operations			(0.01)	(0.03)
Net loss	$ 0.04	$ 0.06	(0.52)	(0.85)
Continuing operations			(0.51)	(1.19)
Discontinued operations			(0.01)	(0.03)
Net loss	$ 0	$ 0.02	$ (0.52)	$ (1.22)